GENERAL	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:-GENERAL

a.Organization:

Gilat Satellite Networks Ltd. and its subsidiaries (the “Company”) is a global provider of satellite-based broadband communications. The Company designs and manufactures ground-based satellite communications equipment, and provides comprehensive solutions and end-to-end services, powered by its technology. The Company’s portfolio includes a cloud-based satellite network platform, Very Small Aperture Terminals ("VSATs"), amplifiers, high-speed modems, high-performance on-the-move antennas high power Solid-State Power Amplifiers ("SSPAs"), Block Up Converters (“BUCs”) and Trancievers. The Company’s solutions support multiple applications with a full portfolio of products to address key applications including broadband access, cellular backhaul, enterprise, In-Flight Connectivity ("IFC"), maritime, trains, defense and public safety. The Company also provides connectivity services, internet access and telephony, to enterprise, government and residential customers utilizing both its own networks, and also other networks that it installs, mainly based on Build Operate Transfer (“BOT”) contracts. In these BOT projects the Company builds telecommunication infrastructure typically using fiber-optic and wireless technologies for the broadband connectivity. The Company also provides managed network services over VSAT networks owned by others.

The Company was incorporated in Israel in 1987 and launched its first generation VSAT in 1989.

The Company operates in three business segments consisting of Fixed Networks, Mobility Solutions and Terrestrial Infrastructure Projects (see Note 15 for additional information).

b.On January 29, 2020 the Company entered into a merger agreement (the “Merger Agreement”) with Comtech Telecommunications Corp., and a wholly-owned subsidiary of Comtech (“Comtech”), for the merger of its subsidiary with and into the Company. Following a dispute between the parties, including litigation in the Chancery Court of Delaware, the parties agreed to terminate the Merger Agreement in October 2020 and Comtech paid the Company $70,000 in settlement of the dispute.

F - 12

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 1:-GENERAL (Cont.)

c.The ongoing COVID-19 pandemic adversely effected and continues to have an adverse effect on the Company’s industry and the markets in which the Company operates. The COVID-19 outbreak has significantly impacted the travel and aviation markets in which the Company’s significant IFC customers operate and has resulted in a significant reduction of the Company’s business with some of these customers. The Company has also experienced postponed and delayed orders in certain other areas of its businesses. Further, the guidance of social distancing, lockdowns, quarantines and the requirements to work from home in various key territories such as Israel, Peru, China, California, Australia, Bulgaria and other countries, in addition to greatly reduced travel globally, has resulted in a substantial curtailment of business activities, which has affected and is likely to continue to affect the Company’s ability to conduct fieldwork as well as deliver products and services in the areas where restrictions are implemented by the local government. In addition, certain of the Company’s sales and support teams are unable to travel or meet with customers and the pandemic threat has caused operating, manufacturing, supply chain and project development delays and disruptions, labor shortages, travel and shipping disruptions and shutdowns (including as a result of government regulation and prevention measures). As a result, the Company experienced a significant reduction in business in 2020. In order to mitigate the impact of the decline in business as a result of the pandemic, the Company implemented measures to reduce its expenses, including a reduction in its headcount and reducing employees’ scope of work on a global basis for most of 2020, as well as other cost savings measures. While the Company expect that this public health threat will be eased by global vaccination and lifted restrictions on traveling, it is still likely to continue to adversely impact the Company by its negative impact on its ability to generate revenues due to reduced end-market demand from IFC customers, governments and enterprises and the Compnay’s ability to conduct fieldwork leading to order delays and cancellations. Given the current macro-economic environment and the uncertainties regarding the potential impact of COVID-19 on the Company’s business, there can be no assurance that the Company’s estimates and assumptions used in the measurement of various assets and liabilities in the financial statements will prove to be accurate predictions of the future. If the Company’s assumptions regarding forecasted cash flows are not achieved, it is possible that an impairment review may be triggered and certain assets and liabilities in the financial statements may be impaired.

d.The Company has two major customers which accounted for 31% of revenues for the year ended December 31, 2020 (see also Note 15(d)).

e.The Company depends on major suppliers to supply certain components and services for the production of its products or providing services. If these suppliers fail to deliver or delay the delivery of the necessary components or services, the Company will be required to seek alternative sources of supply. A change in suppliers could result in manufacturing delays or services delays which could cause a possible loss of sales and additional incremental costs and, consequently, could adversely affect the Company's results of operations and financial position.